Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Asset
Computer Equipment	Up to 5 years
Furniture and fixtures	Up to 7 years
Leasehold improvements	Shorter of the remaining lease term or estimated life of the improvement

Computer Equipment	Up to 5 years
Furniture and fixtures	Up to 7 years
Leasehold improvements	Shorter of the remaining lease term or estimated life of the improvement

Schedule of Weighted Average Diluted Common Shares Outstanding

The following securities were excluded from weighted average diluted common shares outstanding for the three months ended September 30, 2022 and 2021 because their inclusion would have been antidilutive:

	As of September 30,
	2022	2021
Common stock options	981,126	466,176
Common stock warrants	56,200,558	5,350,558
Common stock issuable upon conversion of senior convertible note	14,758,874	2,120,000
10% Series A cumulative redeemable convertible preferred stock	835,950	-
Total	72,776,508	7,936,734

The following securities were excluded from weighted average diluted common shares outstanding for the year ended June 30, 2022 and 2021 because their inclusion would have been antidilutive:

	2022	2021
Common stock options	$1,110,526	$474,676
Common stock warrants	22,600,558	5,350,558
Common stock issuable upon conversion of senior convertible note	16,031,513	2,120,000
10% Series A cumulative redeemable convertible preferred stock	835,950	—
Total	$40,578,547	$7,945,234